Note 21 - Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Trade accounts receivable	$ 3,733	$ (135)	$ (1,963)
Other accounts receivable	(2,547)	(451)	16
Prepaid expenses and other	(5,942)	(4,466)	(1,772)
Inventory	(345)	74	52
Accounts payable	1,768	(1,065)	1,428
Accrued liabilities	3,265	2,570	(592)
Income taxes payable	(1,550)	(2,423)	6,326
Operating leases	546
Deferred revenue	(4,184)	2,047	902
Changes in operating assets and liabilities (Note 21)	$ (5,256)	$ (3,849)	$ 4,397